Convertible Preferred Stock Warrant	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Convertible Preferred Stock Warrant

7. Convertible Preferred Stock Warrant

In connection with a prior term loan, the Company had issued a warrant to Hercules Technology II, L.P. (“Hercules”) for the purchase of 80,560 shares of Series A 2005 Convertible Preferred Stock at an exercise price of $8.07 per share. The warrant was immediately exercisable on the date of issuance and was scheduled to expire at the earlier of five years from a qualifying IPO of the Company’s common stock or April 1, 2018. Upon the consummation of the Company’s IPO on April 2, 2012, the warrant became a warrant to purchase 80,560 shares of our common stock and the related convertible preferred stock warrant liability was reclassified to additional paid-in capital. On April 12, 2012, Hercules exercised the warrant to purchase 80,560 shares of our common stock by surrendering 17,367 shares to pay for the exercise. As a result, the Company issued Hercules 63,193 shares of common stock.

As of April 2, 2012, the Company measured the fair value of the outstanding convertible preferred stock warrant using an option pricing method with several possible distribution outcomes depending on the timing and kind of liquidity event utilizing the following assumptions:

April 2, 2012
Remaining contractual life (in years)	0.03
Risk-free interest rate	2.2%
Expected volatility	41%
Expected dividend rate	0%

Remaining Contractual Life. The Company derived the remaining contractual life based on the remaining term through actual exercise on April 12, 2012.

Risk-Free Interest Rate. The risk-free interest rate was based upon U.S. Treasury zero-coupon issues with remaining terms similar to the expected term of the warrant.

Volatility. Since prior to the IPO the Company was a private entity with no historical data regarding the volatility of its preferred stock, the expected volatility used was based upon the volatility of a group of similar entities, referred to as “guideline” companies. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.

Dividend Yield. Although the Company in the past declared dividends, no future dividends are expected to be available to benefit the warrant holder, and, accordingly, the Company used an expected dividend yield of zero in the valuation model.

Prior to April 2, 2012, the Company categorized the convertible preferred stock warrant liability as a Level 3 financial liability since there was no market activity for the underlying shares of the 2005 Convertible Preferred Stock. The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

April 2, 2012
Fair value at March 31, 2012	$2,157
Change in fair value recorded in other income (expense), net	13

Fair value at April 2, 2012	$2,170

9.	Convertible Preferred Stock Warrant

In March 2008, in connection with the Term Loan (Note 5), the Company issued a warrant to the lender for the purchase of 65,000 shares of Series A 2005 Convertible Preferred Stock at an exercise price of $10.00 per share. The fair value of the warrant, which was determined using Black-Scholes option-pricing model upon issuance, approximated $431,000 (Note 2). The warrant was immediately exercisable on the date of issuance and expires at the earlier of five years from a qualifying initial public offering of the Company’s common stock or April 1, 2018. As of March 31, 2012, the holder of the warrant had not exercised the warrant.

As of March 31, 2012, the Company measured the fair value of the outstanding convertible preferred stock warrant using an option pricing method with several possible distribution outcomes depending on the timing and kind of liquidity event utilizing the following assumptions:

March 31, 2012
Remaining contractual life (in years)	0.03
Risk-free interest rate	2.2%
Expected volatility	41%
Expected dividend rate	0%

Remaining Contractual Life. The Company derived the remaining contractual life based on a combination of a probability weighted term of (i) the remaining contractual term of the warrant (ii) a weighted average of the remaining term under probable scenarios used to determine the fair value of the underlying stock and (iii) the remaining term through actual exercise on April 12, 2012.

Risk-Free Interest Rate. The risk-free interest rate is based upon U.S. Treasury zero-coupon issues with remaining terms similar to the expected term of the warrant.

Volatility. Since prior to the IPO the Company was a private entity with no historical data regarding the volatility of its preferred stock, the expected volatility used is based upon the volatility of a group of similar entities, referred to as “guideline” companies. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.

Dividend Yield. Although the Company has on occasion declared dividends, no future dividends are expected to be available to benefit warrant holder, and, accordingly, the Company used an expected dividend yield of zero in the valuation model.

The convertible preferred stock warrant provides anti-dilution protection from any subsequent financings at a per share price lower than the exercise price of the warrant. Therefore, in addition to the assumptions and methodologies discussed above, the Company also determined a fair value for such anti-dilution protection, which was included in the fair value calculation of the warrant.

During fiscal 2012, the Company corrected errors in the measurement of the convertible preferred stock warrant liability through March 31, 2011 and recorded a loss of $518,000 included in other income (expense), net in the accompanying statement of operations (Note 2).

The Company categorizes the convertible preferred stock warrant liability as a Level 3 financial liability since there is no market activity for the underlying shares of the 2005 Convertible Preferred Stock. The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

Fiscal Year Ended March 31, 2012
Fair value of convertible preferred stock warrant liability—beginning of fiscal 2012, as recorded	$431
Change in fair value of the convertible preferred stock warrant liability through fiscal 2011 (Note 2)	518

Fair value of convertible preferred stock warrant liability—beginning of fiscal 2012, as corrected	949
Change in fair value of the convertible preferred stock warrant liability during the fiscal 2012	1,208

Fair value of convertible preferred stock warrant liability—end of fiscal 2012	$2,157